Business Combinations	12 Months Ended
Dec. 31, 2022
Disclosure Of Business Combinations 1 [Abstract]
Business combinations
7. Business combinations
There were no business combination for the year ended December 31, 2022.
A summary of the Group’s material business combination for the year ended December 31, 2021 is provided below. This business combination has been recognized in accordance with IFRS 3 — Business Combinations.

Acquisition of Sergio Rossi S.p.A
In July 2021, the Group acquired 100% equity interests of Sergio Rossi S.p.A (“Sergio Rossi”), an Italian center of excellence for made-in-Italy
luxury shoes recognized worldwide, at a consideration of Euro17,250,000.
The net value of the assets acquired is detailed as follows:

(Euro thousands)	Fair value at acquisition date

Intangible assets	6,420
Property, plant and equipment	12,621
Right-of-use assets	8,252
Deferred income tax assets	6,474
Inventories	15,118
Trade receivables	7,070
Other current assets	7,040
Cash and bank balances	8,357
Non-current borrowings	(11,034)
Non-current lease liabilities	(8,925)
Employee benefits	(962)
Deferred income tax liabilities	(866)
Trade payables	(9,417)
Current borrowings	(2,125)
Current lease liabilities	(4,387)
Current provisions	(942)
Other current liabilities	(7,548)

Net identifiable assets acquired	25,146
Consideration paid	(17,250)

Gain on acquisition	7,896

The acquisition had resulted in a negative goodwill
of Euro7,896 thousand. The negative goodwill was mainly attributable to a favorable purchase price resulted from
COVID-19
pandemic financial performance pressure on the brand and timely closing of the acquisition.
The details of the net cash outflows related to the acquisition are shown below:

(Euro thousands)	At acquisition date

Consideration paid	17,250
Cash and bank balances acquired	(8,357)

Net cash outflow - Investing activities	8,893

The Group incurred transaction costs of Euro688 thousand for this acquisition. The transaction costs have been expensed and are included in other operating expenses in the consolidated statements of profit or loss.
Since the acquisition, the acquired subsidiary contributed Euro28,737 thousand to the Group’s turnover and net loss of Euro4,274 thousand to the consolidated loss for the year ended 31 December 2021.
Had the combinations taken place at the beginning of the year, the revenue of the Group and the net losses of the Group for the year ended 31 December 2021 would have been Euro339,290 thousand and Euro84,290 thousand, respectively.